Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue

The Company disaggregated revenue by type for the three and six months ended June 30, 2025 and June 30, 2024 is as follows:

	Three Months Ended June 30
	2025	2024
Account fee income	$1,009,730	$1,681,596
Loan interest income	555,971	1,836,092
Investment income	260,403	500,617
Safe Harbor Program income	19,230	19,230
Total	$1,845,334	$4,037,535

	Six Months Ended June 30
	2025	2024
Account fee income	$2,082,195	$3,302,590
Loan interest income	1,096,193	3,472,848
Investment income	560,838	1,274,436
Safe Harbor Program income	38,460	38,460
Total	$3,777,686	$8,088,334

Revenue by type are as follows:

	Year ended December 31
	2024	2023
Account fee income	$6,447,201	$8,614,945
Investment income	2,092,863	5,844,836
Loan interest income	6,625,576	2,972,434
Safe Harbor Program income	76,920	130,688
Total Revenue	$15,242,560	$17,562,903

Schedule of Revenue from PCCU

Revenue from PCCU is as follows:

	Three Months Ended		Six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Deposit, activity, onboarding income	$808,848	$1,206,922	$1,565,275	2,424,598
Investment income	260,387	435,238	552,823	1,166,663
Loan interest income	506,233	1,836,092	1,046,455	3,472,848
Total	$1,575,468	$3,478,252	$3,164,553	$7,064,109

Schedule of Revenue from PCCU Under General and Administrative Expenses

Account fees associated from revenue from PCCU were recorded under general and administrative expenses in the unaudited condensed consolidated statements of operations.

	Three Months Ended		Six Months ended
	June 30,		June 30,
	2 025	2024	2025	2024
Account hosting fees	$288,232	$121,108	$591,744	$225,367
Investment hosting fees	-	117,620	-	277,721
Loan servicing fees	-	36,156	-	72,057
Total	$288,232	$274,884	$591,744	$575,145